ASSETS HELD FOR SALE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 24, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 07, 2024
Property, Plant and Equipment [Line Items]
Proceeds from sale of building				$ 749,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment						$ 544,000
Proceeds from sale of building	$ 695,000
Fair market value	749,000
Legal fee	$ 54,000